Investments (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended
	Jul. 12, 2024 USD ($) $ / shares	Jul. 12, 2024 $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Investments
Investments			$ 278.0		$ 278.0		$ 254.5
Equity method investments			267.5		267.5		246.4
G Mining Ventures Corp, Tocantinzinho Project, Brazil | Major Acquisitions
Investments
Price per share | $ / shares		$ 2.279
Share subscription	$ 25.0
Equity investments
Investments
Investments			267.5		267.5		246.4
Cost of equity investments disposed of					12.3	$ 1.3
Gross proceeds from disposal					8.5	1.9
Unrealized gains (loss) on available-for-sale investments
Gain (loss) on changes in the fair value of equity investments at FVTOCI			17.8	$ (6.6)	19.8	1.2
Income tax (expense) recovery in other comprehensive income (loss)			(2.4)	0.8	(2.6)	(0.2)
Gain (loss) on changes in the fair value of equity investments at FVTOCI, net of income tax			15.4	$ (5.8)	17.2	$ 1.0
Labrador Iron Ore Royalty Corporation
Investments
Equity method investments			134.6		134.6		152.7
G Mining Ventures
Investments
Equity method investments			77.1		77.1		47.6
G Mining Ventures | G Mining Ventures Corp, Tocantinzinho Project, Brazil
Investments
Price per share | $ / shares	$ 2.279
Share subscription	$ 25.0
Other
Investments
Equity method investments			55.8		55.8		46.1
Warrants
Investments
Investments			$ 10.5		$ 10.5		$ 8.1